Consolidated Statements of Cash Flows - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income	$ 94	$ 409	$ 399	$ 359
Adjustments to reconcile net income to net cash provided by operating activities
Realized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments	107	(142)	74	275
Recognition of Deferred Revenue	0	(38)	(53)	(59)
DecreaseInDeferredPolicyAcquisitionCosts	(1)	0	0	0
Amortization of DAC and VOBA	(16)	(98)	(50)	25
Depreciation and amortization (accretion), net	(1)	31	69	51
Other Operating Activities, Cash Flow Statement	131	63	259	205
Change in reinsurance recoverables	(2)	(990)	(331)	(272)
Change in accrued and deferred income taxes	274	29	54	51
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	45	(503)	160	141
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(60)	302	185	(169)
Net Cash Provided by (Used in) Operating Activities	603	(741)	866	557
Proceeds from the sale/maturity/prepayment of:
Proceeds from Sale of Debt Securities, Available-for-sale	4,397	3,303	2,824	3,498
Proceeds from Sale and Maturity and Prepayment of Fair Value, Equity Securities	49	68	7	213
Mortgage loans	116	101	373	257
Proceeds from Limited Partnership Investments	188	83	77	134
Payments for the purchase of:
Payments to Acquire Debt Securities, Available-for-sale	2,447	3,024	2,866	2,589
Payments to Acquire Equity Securities, Fair Value Option	(25)	(10)	(26)	(5)
Mortgage loans	(86)	(323)	(242)	(413)
Payments to Acquire Limited Partnership Interests	(80)	(97)	(134)	(156)
Payment to Acquire Repurchase Agreements	0	(22)	(16)	19
Net payments for derivatives	(200)	(303)	143	(272)
Net increase (decrease) in policy loans	(26)	18	15	(26)
Payments to Acquire Property, Plant, and Equipment	44	0	0	0
Payments for (Proceeds from) Short-term Investments	(1,494)	1,770	(234)	288
Other investing activities, net	27	16	(10)	8
Net cash provided by investing activities	463	1,580	(89)	956
Net Change Contract Holders Funds [Abstract]
Deposits and other additions to investment and universal life-type contracts	1,782	1,959	1,971	2,168
Withdrawals and other deductions from investment and universal life-type contracts	(9,206)	(10,173)	(9,627)	(11,074)
Net transfers from separate accounts related to investment and universal life-type contracts	6,999	7,360	7,117	8,202
Proceeds from (Payments for) in Securities Sold under Agreements to Repurchase	(406)	(11)	(7)	(204)
Return of capital to parent	(517)	0	(319)	(700)
Net repayments at maturity or settlement of consumer notes	(8)	0	0	0
Net cash used for financing activities	(1,356)	(865)	(865)	(1,608)
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0	2
Cash, Period Increase (Decrease)	(290)	(26)	(88)	(93)
Cash — beginning of year	537	247	128	221	$ 537
Cash — end of year	247	221	40	128	$ 221
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	$ 271	$ 17	$ 0	$ 25